Stockholders' Equity	3 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity

11.	STOCKHOLDERS’ EQUITY
Authorized Capital—
As of March 31, 2022, the Company was authorized to issue 10.00 billion shares of common stock, $0.0001 par value. The holders of the Company’s common stock are entitled to one vote per share.
In January 2021, in connection with the stockholder loan described in Note 5, the Company issued a warrant to the stockholder to purchase up to 0.2 million shares of common stock at an exercise price of $4.21 per share. The warrant is set to expire in January 2023 and is exercisable and unexercised as of March 31, 2022.
As a result of the Business Combination, all of XPDI’s Class A Common Stock and Class B Common Stock automatically converted into 30.8 million shares of New Core Common Stock on a one-for-one
basis. XPDI’s 8.6 million public warrants issued in its initial public offering (the “Public Warrants”) and 6.3 million warrants issued in connection with private placement at the time of XPDI’s initial public offering (the “Private Placement Warrants”) became warrants for New Core Common Stock.
Following the Merger with XPDI, each share of common stock or warrant was converted to shares of New Core Common Stock or a warrant to purchase shares of New Core Common Stock based on an exchange ratio of 1.6001528688.
Warrant Exercises
In March 2020, the Company issued warrants to the Company’s president and chief executive officer and a member of the Board of Directors to purchase up to 6.4 million shares of the Company’s common stock at an exercise price of $0.84 per share (as amended). In March 2022, 3.2 million of the warrants were exercised in a cashless exercise resulting in 2.9 million net shares issued to the warrant holder.
In March 2020, the Company issued warrants to service providers in exchange for services provided related to the issuance of Series A Convertible Preferred Stock. The warrants were for an aggregate of 0.2 million shares at an exercise price of $4.27 per share. In February 2022, 0.2 million of the warrants were exercised in a cashless exercise resulting in 0.1 million net shares issued to the warrant holders.
SPAC Vesting Shares
1.7 million common shares are subject to vesting requirements, as described further in Note 1. These contingently issuable shares do not require future service in order to vest and do not result in stock-based compensation expense. The SPAC Vesting Shares are accounted for as an equity contract, and meet the criteria for equity classification. The Company has recorded the SPAC Vesting Shares within additional paid-in
capital on the Consolidated Balance Sheet as of March 31, 2022.
Vendor Settlement
In March 2022, the Company issued 1.6 million shares of the Company’s common stock related to a vendor liability that had been assumed by the Company in July 2021 as part of the Blockcap acquisition.
Equity Incentive Plans
The Company has outstanding awards under the 2018 Omnibus Incentive Plan (the “2018 Plan”), which has a 10-year life
for granting up to 132.0 million shares of common stock for awards. Awards granted under the 2018 Plan may be incentive stock options (must meet all statutory requirements), non-qualified stock
options, stock appreciation rights, restricted stock and stock units, performance awards and other cash-based or stock-based awards. Awards granted under the 2018 Plan are subject to a minimum vesting period of at least one year commencing from the date of grant. Additionally, options granted under the plan must expire within ten years of the grant date and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by the Company’s Board of Directors.
In July 2021, the Company acquired Blockcap. Under the terms of the Blockcap merger agreement, (i) each stock option granted, whether vested or unvested, and each award of restricted stock under the Blockcap, Inc. Equity Incentive Plan (the “Legacy Blockcap Plan”) was assumed by the Company. In addition, the Radar Relay, Inc. Amended and Restated 2018 Equity Incentive Plan (the “RADAR Plan”) provides for the grant of stock options, restricted stock awards, and other awards to eligible employees, non-employee
directors and consultants. On June 4, 2021, prior to its acquisition by the Company, Blockcap entered into an agreement and plan of merger with RADAR for all the issued and outstanding equity interests of RADAR, which merger closed on July 1, 2021 (the “Blockcap/RADAR Merger”) The RADAR Plan was assumed by us upon the closing of the Blockcap/RADAR Merger and the Blockcap acquisition. As of March 31, 2021, there were 14.0 million shares of common stock subject to outstanding awards under the Legacy Blockcap Plan and the RADAR Plan (the “Blockcap Plans.”) No new awards may be made under the Blockcap Plans subsequent to the closing of the Blockcap acquisition.
At the Special Meeting in connection with the XPDI Merger, the stockholders of XPDI approved the Core Scientific, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). Awards granted under the 2021 Plan may be incentive stock options (must meet all statutory requirements), non-qualified stock
options, stock appreciation rights, restricted stock and stock units, performance awards and other cash-based or stock-based awards. Awards granted under the 2021 Plan are subject to a minimum vesting period of at least one year commencing from the date of grant. Additionally, options granted under the plan must expire within ten years of the grant date and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by the Company’s Board of Directors. Following the consummation of the Merger, the Company expects that its board of directors will make grants of awards under the Incentive Plan to eligible participants. The maximum number of shares of the Company’s common stock that may be issued under the 2021 Plan is 45.0 million shares.
As of March 31, 2022, the Company had reserved shares of common stock for future issuances under the 2018 Plan and 2021 Plan as follows (in thousands):

	Blockcap Plans	2018 Plan	2021 Plan
Options outstanding	7,332	24,610	—
Unvested restricted stock and restricted stock units outstanding	4,830	92,070	—
Vested restricted stock and restricted stock units outstanding	1,827	1,363	—
Available for future stock option and restricted stock units and grants	—	13,970	45,000

Total outstanding and reserved for future issuance	13,989	132,013	45,000

Stock-Based Compensation
Stock-based compensation expense relates primarily to expense for restricted stock awards (“RSAs”), restricted stock units (“RSUs”), and stock options. As of March 31, 2022, we had unvested or unexercised stock-based awards outstanding representing approximately 128.8 million shares of our common stock, consisting of approximately 96.9 million RSAs and RSUs and options to purchase approximately 31.9 million shares of our common stock with a weighted average exercise price of $8.76 and weighted average remaining life of 8.6 years.
During the three months ended March 31, 2022, the Company granted 11.9 million restricted stock units to various employees and directors with a weighted-average grant-date fair value of $9.54 per share. In addition, in March 2022, the Company approved 1.4 million RSUs to be granted to various employees of the Company.
Stock-based compensation expense for the three months ended March 31, 2022 and 2021 is included in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income as follows:

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$2,039	$—
Research and development	1,882	—
Sales and marketing	458	—
General and administrative	21,418	588

Total stock-based compensation expense	$25,797	$588

As of March 31, 2022, total unrecognized stock-based compensation expense related to unvested stock options was approximately $141.8 million, which is expected to be recognized over a weighted-average time period of 3.7 years.
As of March 31, 2022, the Company had approximately $768.7 million of unrecognized stock-based compensation expense related to RSAs and RSUs, of which $34.4 million is expected to be recognized over a weighted-average time period of 3.3 years and $734.3 million is related to RSUs for which some or all of the requisite service had been provided under the service condition but had performance conditions that had not yet been achieved. For RSUs subject to both the service and performance conditions, the unrecognized compensation expense will be recognized as expense when it is probable that the performance conditions will be achieved. The performance conditions for the RSUs are satisfied upon the earlier of a change in control or an initial public offering. The closing of the Merger Agreement with XPDI in January 2022 did not meet the definition of a change in control or an initial public offering. The performance condition can be met in future years only with respect to a change in control or waiver of the condition by the Company’s board of directors. If the performance conditions become probable of being achieved before the end of the requisite service period, the unrecognized compensation expense for which requisite service has not been provided will be recognized as expense prospectively on an accelerated attribution basis over the remaining requisite service period.